FAIR VALUE OF FINANCIAL INSTRUMENTS FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Preferred shares	$ 20	$ 20
Financial assets (current and non-current)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial instruments designated as hedging instruments, at fair value	373	694
Financial Liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial instruments designated as hedging instruments, at fair value	$ 572	$ 285